Ordinary dividends - Additional Information (Detail) - £ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 22.7	£ 22.7
Dividends payable date	Nov. 04, 2019
Previous period final amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 37.3
Dividends paid date	Jul. 08, 2019